Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (30)	$ 53
of which: attributable to other comprehensive income recognized for defined benefit plans during the period	(30)	106
Merger with Credit Suisse AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		(53)
Swiss defined benefit plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(4,842)	2,657
Return on plan assets excluding interest income	4,673	(1,623)
Asset ceiling effect excluding interest expense and foreign currency translation	107	(955)
Total gains / (losses) recognized in other comprehensive income, before tax	(62)	(30)
Swiss defined benefit plans | Merger with Credit Suisse AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Other comprehensive income recognized in a business combination		(109)
Swiss defined benefit plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(1,087)	2,102
Swiss defined benefit plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(111)	168
Swiss defined benefit plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
Swiss defined benefit plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	176	(257)
Swiss defined benefit plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	0	0
Swiss defined benefit plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	18	17
Swiss defined benefit plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(3,838)	628
Other plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ 32	$ 83